Expense Example	Jul. 25, 2025 USD ($)
T. Rowe Price Corporate Income Fund- Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	203
Expense Example, with Redemption, 5 Years	374
Expense Example, with Redemption, 10 Years	869
T. Rowe Price Corporate Income Fund- I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	249
Expense Example, with Redemption, 10 Years	578
T. Rowe Price Corporate Income Fund- Z Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0